Note 5 - Long-Term Debt (Details) - Summary of Future Annual Loan Repayments for Long Term Debt (USD $)	Dec. 31, 2012
Summary of Future Annual Loan Repayments for Long Term Debt [Abstract]
2013	$ 8,481,000
2014	12,862,000
2015	16,612,000
2016	12,170,000
2017	4,000,000
Total	$ 54,125,000